Note 8 - Securities Owned and Securities Sold, But Note Yet Purchased at Fair Value - 10Q (Tables)	9 Months Ended
Jun. 30, 2013
Securities Owned And Securities Sold But Not Yet Purchased At Fair Value [Abstract]
Schedule of Securities Owned and Sold, Not yet Purchased, at Fair Value [Table Text Block]
As of June 30, 2013
Securities owned at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$68,000	162,000	-	$230,000
Government obligations	388,000	-	-	388,000
Restricted stock and warrants	-	297,000	-	297,000
	$456,000	$459,000	$-	$915,000

Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$11,000	-	-	$11,000
Government obligations	-	-	-	-
	$11,000	$-	$-	$11,000

As of September 30, 2012
Securities owned at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$18,000	-	-	$18,000
Government obligations	678,000	-	-	678,000
Restricted stock	-	56,000	-	56,000
	$696,000	$56,000	$-	$752,000

Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$1,000	-	-	$1,000
Government obligations	-	-	-	-
Restricted stock	-	-	-	-
	$1,000	$-	$-	$1,000